Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Dates
31-Oct-2023
Actual/360 Days
30
30/360 Days
30
15-Nov-2023
15-Nov-2023
Collection Period No.
41
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Oct-2023
13-Nov-2023
14-Nov-2023
15-Nov-2023
16-Oct-2023
15-Oct-2023
Summary
Beginning
Balance
0.00
0.00
9,320,302.64
80,020,000.00
Principal
Payment
0.00
0.00
8,575,446.17
0.00
Ending
Balance
0.00
0.00
744,856.47
80,020,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
24.389779
0.000000
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.002118
1.000000
89,340,302.64
80,764,856.47
8,575,446.17
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
116,551,449.71
3,112,671.98
1
19,664,121.69
27,211,147.07
107,976,003.54
2,822,227.21
1
10,798,230.75
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest
Payment
0.00
0.00
4,271.81
51,346.17
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.012150
0.641667
Interest & Principal
Payment
0.00
0.00
8,579,717.98
51,346.17
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
24.401928
0.641667
$8,631,064.15
T
otal
$55,617.98

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
9,313,010.42
0.00
9,313,010.42
8,682,015.20
410,238.83
109,737.72
40,681.85
21,851.32
0.00
48,485.50
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
99,720.10
0.00
0.00
55,617.98
0.00
0.00
8,575,446.17
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
9,313,010.42
582,226.17
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
99,720.10
0.00
0.00
0.00
99,720.10
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
55,617.98
0.00
0.00
4,271.81
51,346.17
0.00
0.00
0.00
0.00
0.00
55,617.98
0.00
0.00
4,271.81
51,346.17
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
55,617.98
55,617.98
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
8,575,446.17
0.00
0.00
0.00
8,575,446.17
Aggregate Principal Distributabl
e
Amount
8,575,446.17
8,575,446.17
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
19,372.04
29,113.46
48,485.50
5,442,229.41
0.00
19,372.04
19,372.04
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Pool Statistics
Pool Data
4.05%
19.88
49.59
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
119,664,121.69
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
110,798,230.75
9,847
10,165
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
6,796,535.78
1,885,479.42
21,673.54
162,202.20
Pool Factor
9.85%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.17%
0.62%
0.10%
0.11%
100.00%
109,881,734.34
691,802.72
108,007.88
116,685.81
110,798,230.75
9,787
45
9
6
9,847
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.203%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,196.04
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.532%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,397,866.36
14,414.04
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
14
387
Losses
(1)
Amount
162,202.20
109,591.35
38,196.81
Number of Receivables
Number of Receivables
Amount
10,868,989.36
4,201,841.29
4,269,281.71
Current
Cumulative
0.213%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.150%
Prior Collection Period
1.088 % Second Prior
Collection
Period
0.690
%
Third
Prior
Collection
Period
0.200%